AVE MARIA VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Fair Value
Communications - 3.4%
Telecommunications - 3.4%
DigitalBridge Group, Inc.	245,000	$2,866,500

Consumer Discretionary - 12.7%
Automotive - 4.2%
XPEL, Inc. *	107,884	3,567,724

Home Construction - 4.1%
Masco Corporation	50,000	3,519,500

Retail - Discretionary - 4.4%
Genuine Parts Company	26,750	3,707,550

Consumer Staples - 1.5%
Food - 1.5%
Simply Good Foods Company (The) *	50,000	1,241,000

Energy - 16.4%
Oil & Gas Producers - 14.3%
Chevron Corporation	26,000	4,037,540
ConocoPhillips	37,800	3,575,502
Occidental Petroleum Corporation	38,000	1,795,500
Permian Basin Royalty Trust	148,735	2,714,414
		12,122,956
Oil & Gas Services & Equipment - 2.1%
Schlumberger Ltd.	53,300	1,831,921

Financials - 2.8%
Institutional Financial Services - 2.8%
Intercontinental Exchange, Inc.	14,000	2,358,720

Health Care - 3.0%
Health Care Facilities & Services - 1.9%
Chemed Corporation	3,625	1,623,057

Medical Equipment & Devices - 1.1%
Haemonetics Corporation *	18,250	889,505

Industrials - 9.2%
Electrical Equipment - 4.8%
A.O. Smith Corporation	55,400	4,066,914

Industrial Services - 4.4%
WaterBridge Infrastructure, LLC - Class A *	148,148	3,736,293

Materials - 13.9%
Metals & Mining - 13.9%
Franco-Nevada Corporation	22,700	5,060,057
Pan American Silver Corporation	58,000	2,246,340
Wheaton Precious Metals Corporation	40,000	4,473,600
		11,779,997

AVE MARIA VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Fair Value
Real Estate - 26.9%
Multi-Asset Class Owners & Developers - 6.3%
Landbridge Company, LLC - Class A	101,059	$5,391,498

Real Estate Owners & Developers - 20.6%
St. Joe Company (The)	67,600	3,344,848
Texas Pacific Land Corporation	15,100	14,097,964
		17,442,812
Technology - 5.6%
Technology Services - 5.6%
CDW Corporation	6,000	955,680
Mastercard, Inc. - Class A	3,750	2,133,037
Moody's Corporation	3,000	1,429,440
Western Union Company (The)	25,000	199,750
		4,717,907

Total Common Stocks (Cost $58,168,706)		$80,863,854

MONEY MARKET FUNDS - 4.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.00% (a) (Cost $4,014,646)	4,014,646	$4,014,646

Total Investments at Fair Value - 100.1% (Cost $62,183,352)		$84,878,500

Liabilities in Excess of Other Assets - (0.1%)		(75,653)

Net Assets - 100.0%		$84,802,847

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2025.

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Fair Value
Communications - 2.3%
Internet Media & Services - 2.3%
VeriSign, Inc.	40,500	$11,322,585

Consumer Discretionary - 6.8%
Automotive - 1.8%
XPEL, Inc. *	279,455	9,241,577

Leisure Products - 0.5%
YETI Holdings, Inc. *	80,000	2,654,400

Retail - Discretionary - 4.5%
Builders FirstSource, Inc. *	75,000	9,093,750
Winmark Corporation	26,600	13,240,682
		22,334,432
Consumer Staples - 1.9%
Food - 1.9%
Simply Good Foods Company (The) *	378,000	9,381,960

Energy - 8.7%
Oil & Gas Producers - 6.9%
Expand Energy Corporation	145,500	15,457,920
Occidental Petroleum Corporation	84,000	3,969,000
Permian Basin Royalty Trust	832,437	15,191,975
		34,618,895
Oil & Gas Services & Equipment - 1.8%
Schlumberger Ltd.	264,000	9,073,680

Financials - 10.2%
Banking - 4.2%
Hingham Institution For Savings (The)	81,087	21,389,129

Institutional Financial Services - 2.6%
Intercontinental Exchange, Inc.	77,000	12,972,960

Insurance - 3.4%
Brown & Brown, Inc.	180,400	16,919,716

Health Care - 8.0%
Health Care Facilities & Services - 1.2%
Chemed Corporation	13,790	6,174,335

Medical Equipment & Devices - 6.8%
Alcon, Inc.	155,000	11,549,050
Haemonetics Corporation *	119,000	5,800,060
Mirion Technologies, Inc. *	725,000	16,863,500
		34,212,610

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Fair Value
Industrials - 15.4%
Aerospace & Defense - 2.0%
HEICO Corporation - Class A	40,000	$10,163,600

Electrical Equipment - 5.4%
A.O. Smith Corporation	183,600	13,478,076
Allegion plc	76,000	13,478,600
		26,956,676
Industrial Intermediate Products - 5.2%
Armstrong World Industries, Inc.	78,000	15,288,780
Distribution Solutions Group, Inc. *	355,424	10,691,154
		25,979,934
Industrial Services - 2.8%
WaterBridge Infrastructure, LLC - Class A *	555,556	14,011,123

Materials - 9.4%
Metals & Mining - 9.4%
Franco-Nevada Corporation	100,000	22,291,000
Wheaton Precious Metals Corporation	225,000	25,164,000
		47,455,000
Real Estate - 19.0%
Multi-Asset Class Owners & Developers - 4.0%
Landbridge Company, LLC - Class A	379,895	20,267,398

Real Estate Owners & Developers - 15.0%
St. Joe Company (The)	267,800	13,250,744
Texas Pacific Land Corporation	66,500	62,087,060
		75,337,804
Technology - 11.3%
Software - 3.0%
Roper Technologies, Inc.	30,000	14,960,700

Technology Services - 8.3%
CDW Corporation	63,250	10,074,460
Jack Henry & Associates, Inc.	25,000	3,723,250
TD SYNNEX Corporation	169,500	27,755,625
		41,553,335

Total Common Stocks (Cost $295,115,032)		$466,981,849

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.1%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.00% (a)	25,014,025	$25,014,025
Federated Hermes Treasury Obligations Fund - Institutional Shares, 3.98% (a)	10,892,518	10,892,518
Total Money Market Funds (Cost $35,906,543)		$35,906,543

Total Investments at Fair Value - 100.1% (Cost $331,021,575)		$502,888,392

Liabilities in Excess of Other Assets - (0.1%)		(633,964)

Net Assets - 100.0%		$502,254,428

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2025.

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Fair Value
Consumer Discretionary - 16.4%
Automotive - 1.5%
XPEL, Inc. *	505,000	$16,700,350

Leisure Facilities & Services - 2.0%
Atlanta Braves Holdings, Inc. - Series C *	542,264	22,552,760

Retail - Discretionary - 9.2%
Lowe's Companies, Inc.	131,000	32,921,610
O'Reilly Automotive, Inc. *	665,000	71,693,650
		104,615,260
Wholesale - Discretionary - 3.7%
Copart, Inc. *	930,000	41,822,100

Energy - 2.1%
Oil & Gas Producers - 2.1%
Expand Energy Corporation	220,000	23,372,800

Financials - 0.9%
Insurance - 0.9%
Chubb Ltd.	35,000	9,878,750

Health Care - 3.3%
Biotech & Pharma - 1.3%
Zoetis, Inc.	100,000	14,632,000

Health Care Facilities & Services - 2.0%
Chemed Corporation	25,000	11,193,500
IQVIA Holdings, Inc. *	64,000	12,156,160
		23,349,660
Industrials - 16.2%
Aerospace & Defense - 6.2%
HEICO Corporation - Class A	278,590	70,786,933

Commercial Support Services - 8.2%
API Group Corporation *	2,692,500	92,541,225

Industrial Support Services - 1.8%
Watsco, Inc.	50,000	20,215,000

Materials - 3.2%
Containers & Packaging - 3.2%
AptarGroup, Inc.	270,000	36,088,200

Real Estate - 2.3%
Real Estate Owners & Developers - 0.5%
Texas Pacific Land Corporation	6,000	5,601,840

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Fair Value
Real Estate - 2.3% (Continued)
REITs - 1.8%
SBA Communications Corporation - Class A	104,000	$20,108,400

Technology - 52.5%
Semiconductors - 25.8%
Entegris, Inc.	200,000	18,492,000
NVIDIA Corporation	570,000	106,350,600
Rambus, Inc. *	230,337	24,001,115
Silicon Laboratories, Inc. *	192,790	25,280,553
Silicon Motion Technology Corporation - ADR	220,000	20,858,200
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	123,000	34,352,670
Texas Instruments, Inc.	240,000	44,095,200
Tower Semiconductor Ltd. *	260,000	18,798,000
		292,228,338
Software - 8.5%
BlackLine, Inc. *	690,000	36,639,000
Roper Technologies, Inc.	106,500	53,110,485
Synopsys, Inc. *	13,596	6,708,130
		96,457,615
Technology Services - 18.2%
Accenture plc - Class A	119,000	29,345,400
Broadridge Financial Solutions, Inc.	97,000	23,102,490
Mastercard, Inc. - Class A	142,000	80,771,020
Moody's Corporation	35,000	16,676,800
S&P Global, Inc.	96,000	46,724,160
Shift4 Payments, Inc. - Class A *	125,000	9,675,000
		206,294,870

Total Common Stocks (Cost $571,668,396)		$1,097,246,101

MONEY MARKET FUNDS - 3.3%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.00% (a) (Cost $37,391,824)	37,391,824	$37,391,824

Total Investments at Fair Value - 100.2% (Cost $609,060,220)		$1,134,637,925

Liabilities in Excess of Other Assets - (0.2%)		(1,826,530)

Net Assets - 100.0%		$1,132,811,395

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2025.

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Fair Value
Communications - 2.0%
Internet Media & Services - 2.0%
Booking Holdings, Inc.	4,000	$21,597,080

Consumer Discretionary - 13.2%
Home & Office Products - 0.4%
SharkNinja, Inc. *	40,000	4,126,000

Retail - Discretionary - 12.8%
Genuine Parts Company	300,000	41,580,000
Lowe's Companies, Inc.	135,000	33,926,850
TJX Companies, Inc. (The)	260,000	37,580,400
Tractor Supply Company	397,500	22,605,825
		135,693,075
Consumer Staples - 2.8%
Beverages - 2.8%
Coca-Cola Europacific Partners plc	330,000	29,835,300

Energy - 5.6%
Oil & Gas Producers - 5.6%
Chevron Corporation	200,000	31,058,000
Diamondback Energy, Inc.	200,000	28,620,000
		59,678,000
Financials - 14.0%
Asset Management - 1.6%
Brookfield Corporation	250,000	17,145,000

Banking - 2.6%
Truist Financial Corporation	600,000	27,432,000

Insurance - 7.2%
Brown & Brown, Inc.	352,000	33,014,080
Chubb Ltd.	155,000	43,748,750
		76,762,830
Specialty Finance - 2.6%
Fidelity National Financial, Inc.	450,000	27,220,500

Health Care - 6.3%
Biotech & Pharma - 2.1%
Zoetis, Inc.	150,000	21,948,000

Health Care Facilities & Services - 4.2%
Chemed Corporation	60,000	26,864,400
Quest Diagnostics, Inc.	95,000	18,105,100
		44,969,500
Industrials - 16.5%
Aerospace & Defense - 9.1%
HEICO Corporation - Class A	137,120	34,840,821
L3Harris Technologies, Inc.	130,000	39,703,300

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Fair Value
Industrials - 16.5% (Continued)
Aerospace & Defense - 9.1% (Continued)
Lockheed Martin Corporation	45,000	$22,464,450
		97,008,571
Electrical Equipment - 2.4%
A.O. Smith Corporation	350,000	25,693,500

Industrial Support Services - 5.0%
Fastenal Company	700,000	34,328,000
Watsco, Inc.	45,000	18,193,500
		52,521,500
Materials - 4.0%
Construction Materials - 2.8%
Carlisle Companies, Inc.	90,000	29,606,400

Containers & Packaging - 1.2%
AptarGroup, Inc.	100,000	13,366,000

Real Estate - 6.5%
Real Estate Owners & Developers - 4.8%
Texas Pacific Land Corporation	55,000	51,350,200

REITs - 1.7%
SBA Communications Corporation - Class A	90,000	17,401,500

Technology - 25.6%
Semiconductors - 3.5%
Texas Instruments, Inc.	200,000	36,746,000

Software - 3.7%
Roper Technologies, Inc.	55,000	27,427,950
Synopsys, Inc. *	23,793	11,739,228
		39,167,178
Technology Services - 18.4%
Accenture plc - Class A	110,000	27,126,000
Broadridge Financial Solutions, Inc.	150,000	35,725,500
CDW Corporation	160,000	25,484,800
Mastercard, Inc. - Class A	70,000	39,816,700
Moody's Corporation	80,000	38,118,400
S&P Global, Inc.	60,000	29,202,600
		195,474,000

Total Common Stocks (Cost $624,413,740)		$1,024,742,134

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.8%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.00% (a) (Cost $40,758,316)	40,758,316	$40,758,316

Total Investments at Fair Value - 100.3% (Cost $665,172,056)		$1,065,500,450

Liabilities in Excess of Other Assets - (0.3%)		(3,440,405)

Net Assets - 100.0%		$1,062,060,045

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2025.

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Fair Value
Communications - 4.5%
Entertainment Content - 2.2%
Nintendo Company Ltd.	34,700	$3,002,644

Internet Media & Services - 2.3%
eDreams ODIGEO S.A. *	329,450	3,165,468

Consumer Discretionary - 11.4%
Home & Office Products - 3.7%
SharkNinja, Inc. *	50,700	5,229,705

Leisure Facilities & Services - 2.6%
Alsea S.A.B. de C.V. *	765,920	2,545,763
Greggs plc	47,400	1,025,936
		3,571,699
Leisure Products - 0.7%
MIPS AB	27,800	1,011,065

Retail - Discretionary - 4.4%
Auto Partner S.A.	446,506	2,271,369
B&M European Value Retail S.A.	444,000	1,566,331
KeePer Technical Laboratory Company, Ltd.	88,300	2,231,539
		6,069,239
Consumer Staples - 2.8%
Beverages - 2.0%
Coca-Cola Europacific Partners plc	30,300	2,739,423

Food - 0.8%
Simply Good Foods Company (The) *	46,400	1,151,648

Energy - 5.4%
Oil & Gas Producers - 5.4%
Canadian Natural Resources Ltd.	79,800	2,552,820
Diamondback Energy, Inc.	15,100	2,160,810
Exxon Mobil Corporation	15,657	1,765,327
Vista Energy S.A.B. de C.V. - ADR *	30,000	1,032,000
		7,510,957
Financials - 11.1%
Banking - 2.5%
HDFC Bank Ltd. - ADR	100,100	3,419,416

Institutional Financial Services - 2.5%
Nu Holdings Ltd. - Class A *	217,600	3,483,776

Insurance - 4.0%
Chubb Ltd.	8,750	2,469,687
F&G Annuities & Life, Inc.	96,384	3,013,928
		5,483,615

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
Financials - 11.1% (Continued)
Specialty Finance - 2.1%
DLocal Ltd.	207,200	$2,958,816

Health Care - 5.9%
Medical Equipment & Devices - 5.9%
Alcon, Inc.	25,500	1,900,005
Mirion Technologies, Inc. *	129,300	3,007,518
Stevanato Group S.p.A.	126,281	3,251,736
		8,159,259
Industrials - 23.5%
Aerospace & Defense - 1.6%
Howmet Aerospace, Inc.	11,500	2,256,645

Commercial Services - 2.6%
Karooooo Ltd.	63,765	3,642,257

Commercial Support Services - 4.9%
Edenred SE	70,500	1,679,238
Franchise Brands plc	44,063	74,670
GFL Environmental, Inc.	106,300	5,036,494
		6,790,402
Diversified Industrials - 4.2%
Eaton Corporation plc	15,700	5,875,725

Electrical Equipment - 3.7%
Hammond Power Solutions, Inc. - Class A	40,700	3,612,251
TE Connectivity plc	6,600	1,448,898
		5,061,149
Engineering & Construction - 3.9%
Comfort Systems USA, Inc.	6,600	5,446,188

Machinery - 1.2%
ITOCHU Corporation	29,700	1,690,122

Transportation & Logistics - 1.4%
InPost S.A. *	154,300	1,900,027

Materials - 4.6%
Chemicals - 1.0%
Shin-Etsu Chemical Company Ltd.	41,700	1,365,599

Construction Materials - 1.9%
SigmaRoc plc *	1,642,239	2,671,403

Metals & Mining - 1.7%
Mader Group Ltd.	429,087	2,350,851

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
Real Estate - 1.0%
Real Estate Services - 1.0%
FirstService Corporation	7,500	$1,428,675

Technology - 25.4%
IT Services - 3.5%
StoneCo Ltd. - Class A *	256,400	4,848,524

Semiconductors - 6.5%
ASML Holding N.V.	3,300	3,218,693
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	5,865,090
		9,083,783
Software - 7.7%
OBIC Business Consultants Company Ltd.	30,600	1,882,764
Phreesia, Inc. *	49,000	1,152,480
SAP SE	24,600	6,588,254
Sapiens International Corporation N.V.	26,252	1,128,836
		10,752,334
Technology Services - 7.7%
Accenture plc - Class A	7,400	1,824,840
Mastercard, Inc. - Class A	10,000	5,688,100
S&P Global, Inc.	6,400	3,114,944
		10,627,884
Utilities - 3.4%
Gas & Water Utilities - 3.4%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	122,300	3,044,047
Secure Waste Infrastructure Corporation	116,550	1,660,631
		4,704,678

Total Common Stocks (Cost $89,002,298)		$137,452,976

MONEY MARKET FUNDS - 1.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.00% (a) (Cost $1,687,520)	1,687,520	$1,687,520

Total Investments at Fair Value - 100.2% (Cost $90,689,818)		$139,140,496

Liabilities in Excess of Other Assets - (0.2%)		(259,474)

Net Assets - 100.0%		$138,881,022

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2025.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

September 30, 2025 (Unaudited)

Country	Value	% of Net Assets
United States **	$33,987,293	24.5%
Canada	14,290,871	10.3%
Brazil	11,376,347	8.2%
Japan	10,172,668	7.3%
Ireland	9,149,463	6.6%
United Kingdom	8,077,763	5.8%
Germany	6,588,254	4.8%
Taiwan	5,865,090	4.2%
Switzerland	4,369,692	3.2%
Poland	4,171,396	3.0%
Singapore	3,642,257	2.6%
Mexico	3,577,763	2.6%
India	3,419,416	2.5%
Italy	3,251,736	2.3%
Netherlands	3,218,693	2.3%
Spain	3,165,468	2.3%
Uruguay	2,958,816	2.1%
Australia	2,350,851	1.7%
France	1,679,238	1.2%
Israel	1,128,836	0.8%
Sweden	1,011,065	0.7%
	$137,452,976	99.0%

**	Includes any company deemed to be a "non-U.S. company" as defined in the Fund's prospectus. According to the Fund's Prospectus, a "non-U.S. company" is one that is headquartered outside of the United States or has 50% of its revenue or operations outside of the United States during its most recent fiscal year, at the time of purchase.

AVE MARIA GROWTH FOCUSED FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Fair Value
Communications - 21.8%
Internet Media & Services - 17.1%
eDreams ODIGEO S.A. *	1,402,338	$13,474,140

Telecommunications - 4.7%
DigitalBridge Group, Inc.	314,087	3,674,818

Financials - 22.9%
Asset Management - 22.9%
Acuren Corporation *	263,946	3,513,121
Apollo Global Management, Inc.	26,964	3,593,492
Brookfield Asset Management Ltd. - Class A	62,817	3,576,800
Brookfield Corporation	54,270	3,721,837
Brookfield Wealth Solutions Ltd. *	53,198	3,643,531
		18,048,781
Health Care - 4.6%
Health Care Facilities & Services - 4.6%
Chemed Corporation	8,078	3,616,844

Industrials - 34.2%
Commercial Support Services - 22.4%
API Group Corporation *	402,152	13,821,964
GFL Environmental, Inc.	80,041	3,792,343
		17,614,307
Industrial Services - 11.8%
WaterBridge Infrastructure, LLC - Class A *	369,325	9,314,376

Materials - 4.9%
Construction Materials - 4.9%
SigmaRoc plc *	2,359,433	3,838,051

Real Estate - 4.7%
Multi-Asset Class Owners & Developers - 4.7%
Landbridge Company, LLC - Class A	70,094	3,739,515

Real Estate Owners & Developers - 0.0% (a)
Texas Pacific Land Corporation	1	933

Utilities - 4.7%
Gas & Water Utilities - 4.7%
Secure Waste Infrastructure Corporation	263,502	3,754,437

Total Common Stocks (Cost $49,736,450)		$77,076,202

AVE MARIA GROWTH FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.00% (b) (Cost $2,099,568)	2,099,568	$2,099,568

Total Investments at Fair Value - 100.5% (Cost $51,836,018)		$79,175,770

Liabilities in Excess of Other Assets - (0.5%)		(413,141)

Net Assets - 100.0%		$78,762,629

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 27.2%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes - 5.3% (a)
0.625%, due 01/15/26	$6,797,500	$6,779,473
2.000%, due 01/15/26	4,882,650	4,886,973
0.125%, due 04/15/26	6,158,850	6,126,369
0.375%, due 01/15/27	5,215,392	5,174,793
0.375%, due 07/15/27	8,583,575	8,525,414
0.500%, due 01/15/28	6,547,950	6,472,127
0.750%, due 07/15/28	3,217,225	3,202,691
		41,167,840
U.S. Treasury Notes - 21.9%
0.250%, due 10/31/25	10,000,000	9,968,420
4.500%, due 11/15/25	10,000,000	10,003,711
4.250%, due 01/31/26	10,000,000	10,007,617
4.125%, due 09/30/27	10,000,000	10,098,047
4.000%, due 02/29/28	10,000,000	10,089,844
4.125%, due 07/31/28	10,000,000	10,134,375
1.250%, due 09/30/28	10,000,000	9,329,297
3.250%, due 06/30/29	10,000,000	9,852,734
4.250%, due 06/30/29	10,000,000	10,200,781
4.000%, due 10/31/29	10,000,000	10,115,625
4.000%, due 02/28/30	10,000,000	10,118,750
3.750%, due 05/31/30	10,000,000	10,009,375
4.625%, due 09/30/30	10,000,000	10,396,875
4.125%, due 07/31/31	10,000,000	10,154,297
4.375%, due 01/31/32	10,000,000	10,278,516
4.125%, due 11/15/32	10,000,000	10,118,750
4.500%, due 11/15/33	10,000,000	10,340,234
		171,217,248

Total U.S. Government & Agencies (Cost $211,773,705)		$212,385,088

CORPORATE BONDS - 48.7%	Par Value	Fair Value
Communications - 1.4%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,504,461
Electronic Arts, Inc., 1.850%, due 02/15/31	5,486,000	5,205,868
		10,710,329
Consumer Discretionary - 7.6%
Genuine Parts Company, 1.875%, due 11/01/30	2,429,000	2,136,209
Genuine Parts Company, 6.875%, due 11/01/33	1,140,000	1,276,404
Lowe's Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,976,300
Lowe's Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,919,702
Lowe's Companies, Inc., 1.300%, due 04/15/28	400,000	373,946
Lowe's Companies, Inc., 1.700%, due 10/15/30	925,000	814,233
Lowe's Companies, Inc., 3.750%, due 04/01/32	4,000,000	3,826,024
O'Reilly Automotive, Inc., 3.900%, due 06/01/29	2,767,000	2,737,282
O'Reilly Automotive, Inc., 4.200%, due 04/01/30	400,000	398,669
O'Reilly Automotive, Inc., 4.700%, due 06/15/32	8,150,000	8,218,532
O'Reilly Automotive, Inc., 5.000%, due 08/19/34	826,000	833,549
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	5,159,585

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.7% (Continued)	Par Value	Fair Value
Consumer Discretionary - 7.6% (Continued)
Ross Stores, Inc., 4.700%, due 04/15/27	$1,300,000	$1,303,154
Ross Stores, Inc., 1.875%, due 04/15/31	4,115,000	3,591,656
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,226,000	3,178,427
TJX Companies, Inc. (The), 1.150%, due 05/15/28	3,276,000	3,051,926
TJX Companies, Inc. (The), 3.875%, due 04/15/30	2,902,000	2,877,607
TJX Companies, Inc. (The), 1.600%, due 05/15/31	5,263,000	4,611,795
Tractor Supply Company, 1.750%, due 11/01/30	1,525,000	1,340,981
Tractor Supply Company, 5.250%, due 05/15/33	1,600,000	1,649,748
		59,275,729
Consumer Staples - 6.6%
Coca-Cola Company (The), 1.450%, due 06/01/27	5,452,000	5,249,806
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,451,094
Coca-Cola Company (The), 2.000%, due 03/05/31	1,250,000	1,123,845
Coca-Cola Company (The), 2.250%, due 01/05/32	450,000	402,536
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,942,213
Colgate-Palmolive Company, 3.250%, due 08/15/32	2,750,000	2,579,132
Colgate-Palmolive Company, 4.600%, due 03/01/33	2,720,000	2,773,880
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,972,495
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,363,621
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,572,976
Hormel Foods Corporation, 1.700%, due 06/03/28	1,850,000	1,743,315
Hormel Foods Corporation, 1.800%, due 06/11/30	5,100,000	4,576,701
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,703,831
J.M. Smucker Company (The), 2.125%, due 03/15/32	1,450,000	1,246,863
Kimberly-Clark Corporation, 2.750%, due 02/15/26	2,648,000	2,634,618
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,900,000	1,802,958
Kimberly-Clark Corporation, 3.950%, due 11/01/28	1,665,000	1,665,586
Kimberly-Clark Corporation, 3.200%, due 04/25/29	1,397,000	1,362,204
Kimberly-Clark Corporation, 3.100%, due 03/26/30	609,000	584,672
Kimberly-Clark Corporation, 2.000%, due 11/02/31	6,109,000	5,446,119
Kimberly-Clark Corporation, 4.500%, due 02/16/33	500,000	505,628
		51,704,093
Energy - 2.4%
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,756,621
Chevron Corporation, 1.995%, due 05/11/27	1,500,000	1,458,065
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	1,094,402
Chevron Corporation, 3.250%, due 10/15/29	7,685,000	7,489,497
Exxon Mobil Corporation, 2.440%, due 08/16/29	546,000	519,469
Exxon Mobil Corporation, 2.610%, due 10/15/30	180,000	168,021
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,554,387
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,059,601
Pioneer Natural Resources, 1.900%, due 08/15/30	530,000	476,105
		18,576,168
Financials - 2.4%
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	650,000	647,303
Chubb INA Holdings, Inc., 1.375%, due 09/15/30	6,700,000	5,872,588
Chubb INA Holdings, Inc., 5.000%, due 03/15/34	6,600,000	6,767,660
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	400,000	394,829

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.7% (Continued)	Par Value	Fair Value
Financials - 2.4% (Continued)
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	$4,380,000	$4,312,354
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	820,608
		18,815,342
Health Care - 1.5%
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	1,024,823
Stryker Corporation, 3.500%, due 03/15/26	1,404,000	1,400,029
Stryker Corporation, 3.650%, due 03/07/28	500,000	495,494
Stryker Corporation, 4.850%, due 12/08/28	325,000	332,915
Stryker Corporation, 1.950%, due 06/15/30	3,795,000	3,431,839
Stryker Corporation, 4.625%, due 09/11/34	3,321,000	3,305,172
Zoetis, Inc., 2.000%, due 05/15/30	1,050,000	955,045
Zoetis, Inc., 5.600%, due 11/16/32	715,000	760,268
		11,705,585
Industrials - 10.9%
Amphenol Corporation, 4.350%, due 06/01/29	5,950,000	6,006,013
Amphenol Corporation, 2.800%, due 02/15/30	2,000,000	1,892,832
Amphenol Corporation, 2.200%, due 09/15/31	6,460,000	5,734,494
Cintas Corporation, 4.000%, due 05/01/32	1,874,000	1,832,351
Honeywell International, Inc., 1.100%, due 03/01/27	650,000	624,433
Honeywell International, Inc., 4.950%, due 02/15/28	870,000	889,033
Honeywell International, Inc., 2.700%, due 08/15/29	650,000	619,311
Honeywell International, Inc., 1.750%, due 09/01/31	600,000	519,804
Honeywell International, Inc., 4.950%, due 09/01/31	4,165,000	4,307,250
Honeywell International, Inc., 4.750%, due 02/01/32	5,000,000	5,091,581
Honeywell International, Inc., 5.000%, due 02/15/33	3,512,000	3,613,515
Honeywell International, Inc., 4.500%, due 01/15/34	1,930,000	1,912,820
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,531,921
Hubbell, Inc., 2.300%, due 03/15/31	1,270,000	1,140,803
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,457,838
L3Harris Technologies, Inc., 5.050%, due 06/01/29	1,500,000	1,542,559
L3Harris Technologies, Inc., 1.800%, due 01/15/31	4,809,000	4,235,193
L3Harris Technologies, Inc., 5.250%, due 06/01/31	1,147,000	1,193,144
L3Harris Technologies, Inc., 5.400%, due 07/31/33	5,147,000	5,365,965
L3Harris Technologies, Inc., 5.350%, due 06/01/34	1,425,000	1,476,941
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,839,997
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,133,522
Lockheed Martin Corporation, 4.450%, due 05/15/28	1,000,000	1,011,355
Lockheed Martin Corporation, 1.850%, due 06/15/30	1,000,000	902,647
Lockheed Martin Corporation, 5.250%, due 01/15/33	2,560,000	2,692,301
Lockheed Martin Corporation, 4.750%, due 02/15/34	650,000	656,083
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	821,010
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	487,284
PACCAR Financial Corporation, 4.600%, due 01/10/28	1,050,000	1,065,813
United Parcel Service, Inc., 2.400%, due 11/15/26	1,869,000	1,837,927
United Parcel Service, Inc., 4.450%, due 04/01/30	740,000	752,721
United Parcel Service, Inc., 5.150%, due 05/22/34	3,650,000	3,788,949
		84,977,410
Materials - 3.3%
Carlisle Companies, Inc., 2.750%, due 03/01/30	3,200,000	2,999,239

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.7% (Continued)	Par Value	Fair Value
Materials - 3.3% (Continued)
Carlisle Companies, Inc., 2.200%, due 03/01/32	$6,550,000	$5,662,661
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,353,722
Ecolab, Inc., 4.800%, due 03/24/30	1,745,000	1,790,541
Ecolab, Inc., 1.300%, due 01/30/31	3,080,000	2,654,828
Ecolab, Inc., 2.125%, due 02/01/32	5,378,000	4,708,532
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,240,766
		25,410,289
Technology - 12.6%
Analog Devices, Inc., 2.100%, due 10/01/31	3,450,000	3,051,889
Analog Devices, Inc., 5.050%, due 04/01/34	4,230,000	4,386,861
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	600,000	596,469
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	6,422,600
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	6,319,000	5,713,987
Cisco Systems, Inc., 2.950%, due 02/28/26	2,770,000	2,757,355
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,041,436
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,978,404
Mastercard, Inc., 3.300%, due 03/26/27	2,150,000	2,133,584
Mastercard, Inc., 3.500%, due 02/26/28	450,000	446,541
Mastercard, Inc., 3.350%, due 03/26/30	1,500,000	1,460,116
Mastercard, Inc., 2.000%, due 11/18/31	6,217,000	5,490,335
Mastercard, Inc., 4.350%, due 01/15/32	950,000	954,025
Mastercard, Inc., 4.850%, due 03/09/33	4,100,000	4,210,974
Mastercard, Inc., 4.875%, due 05/09/34	2,500,000	2,559,654
Moody's Corporation, 3.250%, due 01/15/28	4,706,000	4,628,788
Moody's Corporation, 4.250%, due 02/01/29	5,289,000	5,311,101
Moody's Corporation, 2.000%, due 08/19/31	1,017,000	893,815
Moody's Corporation, 4.250%, due 08/08/32	2,853,000	2,817,754
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,624,485
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,938,527
S&P Global, Inc., 4.750%, due 08/01/28	1,115,000	1,135,864
S&P Global, Inc., 4.250%, due 05/01/29	427,000	428,993
S&P Global, Inc., 2.500%, due 12/01/29	700,000	656,680
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	2,265,646
S&P Global, Inc., 2.900%, due 03/01/32	2,200,000	2,015,024
S&P Global, Inc., 5.250%, due 09/15/33	2,213,000	2,317,117
Texas Instruments, Inc., 1.750%, due 05/04/30	380,000	343,219
Texas Instruments, Inc., 4.500%, due 05/23/30	3,000,000	3,051,433
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,765,910
Texas Instruments, Inc., 3.650%, due 08/16/32	1,293,000	1,242,579
Texas Instruments, Inc., 4.900%, due 03/14/33	1,400,000	1,442,261
Texas Instruments, Inc., 4.850%, due 02/08/34	2,947,000	3,023,293
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,897,960
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,746,454
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,939,435
		98,690,568

Total Corporate Bonds (Cost $374,649,075)		$379,865,513

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 15.2%	Shares	Fair Value
Consumer Discretionary - 1.4%
Retail - Discretionary - 1.4%
Genuine Parts Company	77,000	$10,672,200

Consumer Staples - 1.7%
Beverages - 1.7%
Coca-Cola Europacific Partners plc	150,000	13,561,500

Energy - 2.5%
Oil & Gas Producers - 2.5%
Chevron Corporation	40,000	6,211,600
Diamondback Energy, Inc.	30,200	4,321,620
Exxon Mobil Corporation	80,000	9,020,000
		19,553,220
Financials - 2.6%
Banking - 1.3%
Truist Financial Corporation	225,000	10,287,000

Specialty Finance - 1.3%
Fidelity National Financial, Inc.	165,000	9,980,850

Industrials - 3.7%
Aerospace & Defense - 1.1%
Lockheed Martin Corporation	17,000	8,486,570

Industrial Support Services - 2.6%
Fastenal Company	200,000	9,808,000
Watsco, Inc.	25,000	10,107,500
		19,915,500
Real Estate - 1.2%
Real Estate Owners & Developers - 0.8%
Texas Pacific Land Corporation	7,000	6,535,480

REITs - 0.4%
SBA Communications Corporation - Class A	15,000	2,900,250

Technology - 2.1%
Semiconductors - 1.1%
Texas Instruments, Inc.	47,000	8,635,310

Technology Services - 1.0%
Western Union Company (The)	1,000,000	7,990,000

Total Common Stocks (Cost $75,491,488)		$118,517,880

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.00% (b)	39,139,973	$39,139,973
Federated Hermes Treasury Obligations Fund - Institutional Shares, 3.98% (b)	28,494,323	28,494,323
Total Money Market Funds (Cost $67,634,296)		$67,634,296

Total Investments at Fair Value - 99.8% (Cost $729,548,564)		$778,402,777

Other Assets in Excess of Liabilities - 0.2%		1,806,021

Net Assets - 100.0%		$780,208,798

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.